Retirement benefit obligations - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rates (in percent)	4.70%	4.93%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.96%	3.13%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Inflation (in percent)	2.47%	2.69%
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	£ (11)	£ (13)
Increase (decrease) in the net defined benefit pension scheme liability	224	251
Increase of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the net defined benefit pension scheme liability	(355)	(379)
Increase (decrease) in the income statement charge	(22)	(25)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(12)	(13)
Increase (decrease) in the net defined benefit pension scheme liability	(235)	(245)
Decrease of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(21)	(24)
Increase (decrease) in the net defined benefit pension scheme liability	363	388
Increase of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(45)	(38)
Increase (decrease) in the net defined benefit pension scheme liability	927	745
Decrease of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(46)	(39)
Increase (decrease) in the net defined benefit pension scheme liability	£ (946)	£ (762)